First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.2%
	Alabama — 3.7%
$330,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	$330,029
130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	127,083
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,186,767
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,509,076
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	997,198
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	472,103
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	101,306
1,000,000	Hlth Care Auth for Baptist Hlth AL Ref Affiliate of UAB Hlth Sys, Ser A	5.00%	11/15/29	1,031,728
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	500,327
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,414,813
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	269,651
1,335,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,326,287
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	1,880,643
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No. 3, Ser A-1	5.00%	12/01/26	504,147
2,000,000	Selma AL Indl Dev Brd Rev Var Ref Intl Paper Company Proj, Ser A (Mandatory put 10/01/24)	2.00%	11/01/33	1,952,904
				14,604,062
	Arizona — 1.5%
500,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	488,174
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	156,467
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	156,735
125,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	123,613
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	220,928
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan FD Rev Equitable Sch Revolving Fund Social Bonds, Ser A	4.00%	11/01/27	491,614
310,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/25	316,733
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,259,265
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	980,144
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	85,165
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	550,443
665,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	5.75%	11/15/25	661,087
280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	280,820
				5,771,188

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California — 3.7%
$200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	02/01/24	$199,446
250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	08/01/24	249,243
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	333,055
500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	463,332
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond Clean Energy Proj, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	997,385
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	50,138
605,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	543,787
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	392,855
1,160,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,140,758
525,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/25	527,193
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.00%	11/01/27	103,054
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	961,330
455,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	439,015
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	49,674
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	78,807
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	347,511
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	97,937
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/26	206,255
1,490,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/26	1,510,135
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	747,944
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	94,831
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	88,561
150,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dt #2003-1, Ser A-1, AGM	5.00%	09/01/26	154,472
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	58,515
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	66,359
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	82,743
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	67,047
100,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/24	100,870
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, 2nd Ser, Ser A	4.00%	05/01/26	140,716
200,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	194,536
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	390,408
1,500,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,524,043

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	$172,360
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	97,860
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,541,577
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	235,851
				14,449,603
	Colorado — 1.9%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	500,349
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	111,103
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	100,000
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	405,863
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	978,366
125,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	127,505
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,083,050
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	775,590
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/26	1,017,171
1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	1,008,032
270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	272,868
				7,379,897
	Connecticut — 2.4%
1,000,000	CT St, Ser B	5.00%	06/15/25	1,018,280
1,000,000	CT St, Ser D	4.00%	08/15/29	991,300
235,000	CT St Green Bond, Ser F	5.00%	10/15/30	241,347
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	220,967
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	50,243
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref St Supported Child Care	5.00%	07/01/29	173,003
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	93,240
1,500,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	1,446,648
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	146,527
365,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	370,893
2,000,000	CT St Spl Tax Oblig Rev Transptrn Infra, Ser A	5.00%	09/01/30	2,051,871
1,500,000	E Hartford CT Hsg Auth Multifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	1,484,674
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,004,295
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	25,878
				9,319,166

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District Of Columbia — 0.3%
$1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	$1,077,961
250,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser B, AMT	5.00%	10/01/25	252,411
				1,330,372
	Florida — 7.6%
110,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	108,573
200,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	194,542
105,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	100,618
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,126,147
380,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	354,314
160,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	150,324
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	551,557
205,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	201,190
1,125,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.25%	10/01/24	1,125,588
400,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/24	402,289
460,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	439,339
810,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	745,395
265,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	244,542
400,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Company Proj, Ser B (Mandatory put 10/01/24)	2.00%	11/01/33	390,581
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	501,721
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	108,999
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	323,072
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	150,796
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	143,579
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/24	103,915
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	97,198
220,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/30	223,957
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	789,284
125,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	122,544
2,890,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/27	2,918,939
210,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	203,407
1,500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl, Ser A, AMT (Pre- refunded maturity 10/01/24)	5.00%	10/01/44	1,508,187
55,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj Assmnt Area One, Ser A-1	2.75%	05/01/26	52,215
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	433,248
550,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	514,645

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr (Pre- refunded maturity 11/15/24)	5.00%	11/15/45	$504,133
1,890,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	1,920,897
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,108,039
310,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	290,486
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	353,955
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,753,489
165,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	152,403
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	98,616
40,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	3.50%	05/01/24	39,692
415,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	388,273
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	114,744
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	142,141
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	854,869
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	371,262
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	232,867
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	712,879
155,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	144,622
305,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	275,150
215,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	201,807
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	400,503
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	30,181
425,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	390,282
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A	3.00%	05/01/26	750,702
830,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A	3.00%	05/01/28	780,060
285,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	268,036
115,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	114,398
190,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	178,307
				29,903,498
	Georgia — 5.6%
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,028,754
1,500,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	1,434,674
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	97,799
3,100,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.37%	11/01/52	3,100,000
250,000	Columbia Cnty GA Hosp Auth Ref Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B (c)	5.00%	04/01/27	259,163
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	738,479
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	175,262
1,600,000	Heard Cnty GA Dev Auth Adj GA Pwr Co Plt Wansley Proj (b)	4.31%	09/01/26	1,600,000
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	239,490
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	1,987,024

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$4,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	$4,104,895
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	798,313
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,253,480
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	942,891
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,656,051
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/26	204,744
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/30	210,291
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	422,755
150,000	Muni Elec Auth of GA Ref Subord General Resolution Projs, Ser A	4.00%	01/01/25	149,254
285,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/24	287,089
225,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/25	228,200
				21,918,608
	Hawaii — 0.0%
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	147,627
	Idaho — 0.3%
1,350,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth System Proj, Ser A	5.00%	03/01/24	1,353,179
	Illinois — 9.3%
590,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/32	610,069
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	115,847
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	170,662
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	110,369
500,000	Chicago IL Mf Hsg Rev Var Covent Apartments Proj (Mandatory put 09/01/24)	4.00%	09/01/25	496,416
1,000,000	Chicago IL Midway Arpt Rev Ref 2nd Lien, Ser A, AMT	5.00%	01/01/27	996,454
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM (c)	5.00%	01/01/27	506,781
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	523,239
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	504,444
80,000	Chicago IL Prerefunded, Ser A	5.00%	01/01/26	80,968
65,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	61,494
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	111,274
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	258,446
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	210,940
100,000	Chicago IL Ref Remk, 2003B (Pre-refunded maturity 01/01/25)	5.13%	01/01/27	101,351
70,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/26	70,313
1,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	1,522,899
2,230,000	Chicago IL Wtrwks Rev Ref 2nd Lien, AGM	5.25%	11/01/34	2,307,384
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	711,408
2,311,000	Gilberts IL Spl Svc Area #15 Ref, AGM	5.00%	03/01/29	2,314,615
205,000	Glencoe IL, Ser A	3.00%	12/15/28	192,463
15,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	14,993
195,000	IL St	5.00%	06/01/27	198,120
250,000	IL St, Ser B	5.00%	05/01/28	256,878

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$2,200,000	IL St, Ser C	5.00%	11/01/29	$2,245,355
280,000	IL St, Ser D	5.00%	11/01/23	280,000
345,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	346,392
1,265,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,275,329
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	231,491
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,047,543
1,000,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/24	1,006,660
1,755,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/30	1,759,787
1,500,000	IL St Fin Auth Rev Var Uchicago Medicine, Ser B2 (Mandatory put 08/15/27)	5.00%	08/15/52	1,546,261
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Berry Manor (Mandatory put 09/01/24)	4.00%	09/01/25	994,761
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	615,576
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,028,743
415,000	IL St Ref, Ser B	5.00%	03/01/25	418,415
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	493,334
180,000	IL St Toll Hwy Auth Sr, Ser B	5.00%	01/01/33	182,970
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	721,590
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	727,108
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,097,750
585,000	Sales Tax Securitization Corp IL Ref Sales Tax Securitiztn, Ser A	5.00%	01/01/29	602,377
2,750,000	Schaumburg IL Ref	4.00%	12/01/24	2,735,955
355,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	356,434
1,000,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/28	1,006,219
400,000	Univ of Illinois IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/27	404,010
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,003,272
				36,575,159
	Indiana — 3.9%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(d)	01/15/26	113,652
1,750,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 12/01/23) (b)	4.30%	05/01/34	1,749,409
500,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (b)	4.30%	12/01/37	499,831
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,624,831
3,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	2,999,334
1,635,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth Oblig Grp, Ser B (Mandatory put 07/01/25)	2.25%	12/01/58	1,576,570
105,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	100,706
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser A	3.13%	07/01/25	969,887
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	969,887
3,610,000	Rockport IN Poll Control Rev Ref IN MI Pwr Co Proj Remk, Ser A	3.05%	06/01/25	3,522,160
1,360,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,358,304
				15,484,571

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa — 1.6%
$2,305,000	Johnston IA Cmnty Sch Dist Infra Sales Svcs & Ref, AGM	8.35%	07/01/24	$2,370,542
3,810,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	3,785,027
				6,155,569
	Kansas — 0.9%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	998,554
2,660,000	Johnson Cnty KS Unif Sch Dist #512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,531,838
				3,530,392
	Kentucky — 2.0%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	168,875
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(d)	10/01/25	218,491
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	20,083
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	358,263
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	303,756
175,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	176,290
975,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	948,551
475,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	469,092
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	308,453
100,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/24	100,760
330,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/25	335,240
325,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/28	327,467
190,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	191,237
595,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	598,272
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	202,701
2,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (b)	4.75%	08/01/61	2,100,000
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,219,421
				8,046,952
	Louisiana — 1.4%
500,000	E Baton Rouge Parish LA Sales Tax Rev Ref Road & Street Impt	5.00%	08/01/28	505,861
495,000	LA St, Ser A	4.00%	02/01/29	494,933
150,000	LA St Univ & Agric & Mech Clg Ref Auxiliary, Ser A	5.00%	07/01/26	152,232
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	451,152
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	99,807
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	20,169
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,011,353

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$2,150,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	$2,113,619
590,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	550,960
				5,400,086
	Maine — 0.2%
1,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.12%	08/01/35	988,030
	Maryland — 1.0%
480,000	Howard Cnty MD Ref, Ser A	5.00%	08/15/24	484,740
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,529,626
1,000,000	MD St First Ser	4.00%	06/01/29	995,311
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	102,574
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	937,921
				4,050,172
	Massachusetts — 0.2%
575,000	Chelmsford MA Wtr Dist Ref	3.00%	01/15/24	573,389
150,000	MA St Bay Transprtn Auth Sales Tax Rev Unrefunded Subord Sustainability Bonds, BANS	4.00%	05/01/25	150,617
				724,006
	Michigan — 1.7%
220,000	Detroit MI	5.00%	04/01/26	220,336
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	20,073
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	439,126
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	141,328
1,000,000	MI St Bldg Auth Rev Var Facs Prog, Ser I-M (b)	4.20%	04/15/58	1,000,000
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	76,949
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	156,015
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	1,004,707
500,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/32	502,353
1,680,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/29	1,688,784
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,454,607
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	90,831
				6,795,109
	Minnesota — 3.2%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	651,713
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,087,733
210,000	Dakota Cnty MN Cmnty Dev Agy Mf Hsg Rev REE Aster House Apts Proj Remk	4.13%	06/01/24	208,992
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,620,563
1,500,000	Minneapolis MN Hlth Care Sys Rev Var Allina Hlth Sys, Ser A (Mandatory put 11/15/28)	5.00%	11/15/52	1,542,968

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$1,000,000	Minneapolis MN Mf Rev Var Greenway Apartments Proj (Mandatory put 08/01/24)	2.70%	08/01/25	$978,163
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,471,561
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,247,101
				12,808,794
	Mississippi — 0.4%
1,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (b)	4.30%	07/01/25	1,400,000
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	221,705
				1,621,705
	Missouri — 0.7%
635,000	Met Saint Louis MO Swr Dist Wstwtr Sys Rev Ref & Impt, Ser B (Forward refunding maturity 05/01/25)	5.00%	05/01/33	643,541
1,230,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,172,138
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	225,237
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	197,685
575,000	Saint Louis Cnty MO Pattonville Sch Dist #R-3	4.00%	03/01/25	576,987
				2,815,588
	Montana — 0.1%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/24)	3.90%	03/01/31	223,119
	Nebraska — 1.4%
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	70,140
2,290,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,297,032
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	330,014
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	995,324
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	411,608
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	256,312
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,234,881
				5,595,311
	Nevada — 0.3%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	124,719
275,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	275,171
300,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/24	294,377
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	206,238
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	277,804
				1,178,309
	New Hampshire — 0.1%
220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	219,481
	New Jersey — 3.1%
1,000,000	Casino Reinvestment Dev Auth NJ Luxury Tax Rev Ref, AGM	5.00%	11/01/29	1,008,069
1,000,000	Gloucester Twp NJ, Ser A, BANS	5.00%	07/25/24	1,006,008
1,000,000	NJ St	2.00%	06/01/24	982,235
2,000,000	NJ St	2.00%	06/01/29	1,706,698
250,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	249,877

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	$595,406
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	107,183
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,027,863
340,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	345,401
1,000,000	NJ St Hsg & Mtge Fin Agy Rev Ref Sf Hsg, Ser D, AMT	4.00%	04/01/24	997,262
2,150,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,966,472
225,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	229,186
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/24	1,003,571
				12,225,231
	New Mexico — 0.5%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	1,930,464
	New York — 3.1%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	1,920,558
125,000	Long Beach NY, Ser B	5.50%	07/15/25	126,811
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	1,918,657
1,350,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd General Resolution, Ser DD	5.00%	06/15/35	1,350,033
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd General Resolution, Subser CC (b)	4.00%	06/15/53	2,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	348,190
735,000	New York City NY Transitional Fin Auth Rev Ref Sub Future Tax Secured, Ser F, Subser F-1	5.00%	11/01/23	735,000
2,000,000	NY NY Var Fiscal 2018, Subser B-4 (b)	4.00%	10/01/46	2,000,000
305,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	284,970
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	181,552
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,199,167
				12,064,938
	North Carolina — 2.3%
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	949,227
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	411,739
1,000,000	NC St Grant Anticipation Rev Vehcl, GARVEE	5.00%	03/01/26	1,011,002
3,335,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,389,708
2,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	2,505,410
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	174,082
580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	580,008
				9,021,176

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota — 0.6%
$1,400,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	$1,360,814
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	974,385
				2,335,199
	Ohio — 3.4%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	75,276
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre- refunded maturity 12/01/23)	5.00%	12/01/45	1,000,850
1,990,000	OH St, Ser A	5.00%	02/01/31	2,032,492
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	828,549
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	913,262
900,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	870,213
2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	2,581,477
870,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	852,119
1,500,000	OH St Hgr Eductnl Fac Commn Ref Case Western Reserve Univ Proj	5.00%	12/01/23	1,501,274
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	202,466
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	244,773
1,250,000	OH St Hosp Rev Var Cleveland Clinic Hlth Sys Remk, Ser C (Mandatory put 05/01/28)	2.75%	01/01/52	1,177,614
1,000,000	OH St Hosp Rev Var Ref Univ Hosps Hlth Sys Inc, Ser A (b)	4.60%	01/15/45	1,000,000
				13,280,365
	Oklahoma — 0.5%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,538,540
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	307,261
				1,845,801
	Oregon — 0.8%
755,000	OR St Article XI-P Schs Dist Capital Projs, Ser G	5.00%	12/01/30	778,189
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	130,266
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	264,368
1,170,000	Port of Portland OR Arpt Rev Ref Portland Intl Arpt, Ser 23	5.00%	07/01/34	1,180,126
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	258,292
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	261,604
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/25	100,323
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	100,415
				3,073,583
	Pennsylvania — 4.8%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,487,309
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	1,025,522
395,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	399,331
660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	630,333

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	$90,407
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	176,443
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	393,655
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	171,091
50,000	Erie PA Hgr Edu Bldg Auth AICUP Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	49,887
75,000	Erie PA Hgr Edu Bldg Auth AICUP Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	74,547
75,000	Erie PA Hgr Edu Bldg Auth AICUP Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	74,733
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	79,944
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	149,555
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	259,811
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj 2016 Remk, Ser B	2.63%	02/15/27	928,536
1,840,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	1,664,528
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	171,048
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	398,710
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	209,266
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	149,303
185,000	PA St, 1st Ser 2020	5.00%	05/01/29	197,034
180,000	PA St Econ Dev Fing Auth Rev Ref UPMC	4.00%	03/15/35	170,211
1,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Ref Rep Svcs Inc Proj Remk, Ser A-2, AMT (Mandatory put 01/16/24) (b)	4.60%	04/01/34	1,499,679
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,133,106
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	424,172
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	416,329
1,735,000	PA St Turnpike Commn Turnpike Rev, Ser A-1	5.00%	12/01/36	1,762,088
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,011,301
150,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	151,557
180,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	180,473
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	569,418
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	298,970
330,000	Philadelphia PA Auth for Indl Dev Temple Univ Rev Ref, 1st Ser 2015	5.00%	04/01/27	334,667
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	36,303
1,000,000	Scranton PA Sch Dist Ref	5.00%	12/01/23	1,000,440
				18,769,707
	Puerto Rico — 0.2%
389,448	Puerto Rico Cmwlth Restructured, Ser A, CABS	(d)	07/01/24	377,351
169,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/24	163,963
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	277,503
				818,817

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island — 0.4%
$1,670,000	Providence RI Pub Bldgs Auth Rev, Ser A, AGM	5.00%	09/15/30	$1,718,890
	South Carolina — 0.9%
400,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	363,366
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,043,176
850,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	803,217
250,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/24	251,996
				3,461,755
	South Dakota — 0.5%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	361,320
330,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	332,971
150,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	143,210
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	952,083
				1,789,584
	Tennessee — 1.3%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	363,317
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	141,074
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	457,560
2,000,000	Montgomery Cnty TN Ref, Ser A	5.00%	04/01/24	2,009,497
1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,560,621
765,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	767,418
				5,299,487
	Texas — 12.6%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	241,398
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	155,174
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	156,229
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	496,913
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	503,630
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	249,666
2,000,000	Austin TX Ref	3.15%	09/01/28	1,862,773
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	244,845
950,000	Centrl TX Regl Mobility Auth Rev, Ser C	5.00%	01/01/27	965,502
290,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	295,514
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	35,132
100,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	90,361
400,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/26	411,925
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	187,585
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	521,440
1,000,000	Denton Cnty TX Hsg Fin Corp Var Pathway on Woodrow Apts (Mandatory put 02/01/25)	5.00%	02/01/26	1,005,449
1,005,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/26	1,033,211
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	295,561
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	311,438

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	$866,154
1,225,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,206,843
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	422,761
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	473,740
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	624,416
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,428,334
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Ref Rev Memorial Herman Hlth Sys, Ser A	5.00%	07/01/29	741,000
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,007,588
1,340,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	1,349,146
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Util Re Ref Teco Proj	5.00%	11/15/29	1,033,662
230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	237,479
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	250,106
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	1,866,801
335,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	340,628
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.00%	07/01/27	1,865,826
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	870,141
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	203,731
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	306,558
1,500,000	Houston TX Cmnty Clg Ref, Ser A	5.00%	02/15/25	1,523,076
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	870,585
975,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (Pre-refunded maturity 08/15/24) (a)	5.25%	08/15/35	979,477
1,300,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/23	1,300,000
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	404,265
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	698,327
200,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/33	202,193
1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 12/01/23) (b)	4.25%	07/01/40	1,499,351
500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/01/24) (b)	4.13%	05/01/50	500,000
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	455,201
300,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	275,944
1,000,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/35	1,001,719
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	45,541
500,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/24	500,778
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/26	1,023,377
150,000	N TX Tollway Auth Rev Ref Second Tier Bonds, Ser C	5.00%	01/01/27	154,722
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	105,171
300,000	N TX Tollway Auth Rev Second Tier, Ser B	5.00%	01/01/27	309,443
10,000	N TX Tollway Auth Rev Unrefunded Ref 2nd Tier, Ser B	5.00%	01/01/24	10,007

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,490,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev CHF Clegiate Hsg San Antonio I-TX A&M Univ San Antonio, Ser A (Pre-refunded maturity 04/01/26)	5.00%	04/01/48	$1,524,935
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,022,391
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	690,983
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	856,915
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	487,883
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	345,239
4,000,000	Univ of Texas TX Permanent Univ Fnd Bonds, Ser A	5.00%	07/01/26	4,126,507
1,580,000	Univ of Texas TX Univ Revs, Ser D	5.00%	08/15/26	1,629,616
1,650,000	Univ of Texas TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,685,531
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	613,559
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	727,941
				49,729,337
	Utah — 1.0%
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	657,715
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,313,340
1,895,000	Utah Cnty UT Hosp Rev IHC Hlth Svcs Inc, Ser B-1 (Mandatory put 08/01/24)	5.00%	05/15/60	1,906,349
				3,877,404
	Vermont — 0.0%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Waste Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	95,810
	Virginia — 2.6%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,021,883
310,000	Hampton Roads VA Santn Dist Wstwtr Rev Prerefunded Sub, Ser A (Pre-refunded maturity 08/01/26)	5.00%	08/01/28	319,660
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	600,612
1,490,000	Loudoun Cnty VA, Ser B	4.00%	12/01/28	1,490,176
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	962,537
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,598,160
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	839,337
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	125,485
1,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/29	1,606,739
445,000	VA St Res Auth Clean Wtr Rev Ref Revolving Fund, Ser B	4.00%	10/01/27	437,942
380,000	Wise Cnty VA Indl Dev Auth Sol Wst & Sewage Disp Rev VA Elec & Pwr Co Remk, Ser A (Mandatory put 05/31/24)	1.20%	11/01/40	371,205
				10,373,736
	Washington — 0.7%
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	101,791

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	$2,203,132
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	355,711
				2,660,634
	West Virginia — 0.6%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	978,048
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,487,648
				2,465,696
	Wisconsin — 2.6%
2,000,000	Oak Creek WI, Ser B, NANS	4.00%	04/01/26	1,955,881
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	96,608
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	184,330
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A	3.00%	12/01/26	230,337
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Engery Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	3,899,042
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	276,921
605,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	580,534
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	301,590
225,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Scienes Proj (a)	3.00%	04/01/25	217,294
800,000	Pub Fin Auth WI Sr Living Rev Rose Villa Proj, Ser A (Pre- refunded maturity 11/15/24) (a)	5.75%	11/15/44	810,605
1,000,000	Waukesha WI, Ser A, NANS	4.00%	07/01/24	994,697
275,000	WI St Clean Wtr Rev Ref (Pre-refunded maturity 06/01/24)	5.00%	06/01/26	276,634
400,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	394,850
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	152,933
				10,372,256
	Wyoming — 0.3%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	256,271
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	786,592
				1,042,863

	Total Investments — 98.2%			386,642,286
	(Cost $398,219,347)
	Net Other Assets and Liabilities — 1.8%			7,014,087
	Net Assets — 100.0%			$393,656,373

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2023, securities noted as such amounted to $15,027,527 or 3.8% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2023. Interest will begin accruing on the security’s first settlement date.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NANS	– Note Anticipation Notes
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$386,642,286	$—	$386,642,286	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.5%
	Alabama — 3.4%
$300,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	$300,252
1,955,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,955,171
200,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	10/01/24	199,037
480,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1	4.00%	06/01/24	478,330
525,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/23	525,248
385,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	06/01/24	386,317
625,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/24	629,124
1,155,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,129,194
1,120,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,112,690
2,000,000	Tender Option Bond Trust Receipts / Ctfs Various States JPM Putters Xm1090, Ser 2022 (a) (b)	4.05%	02/01/46	2,000,000
				8,715,363
	Arizona — 1.8%
1,565,000	AZ St Transprtn Brd Excise Tax Rev Ref	5.00%	07/01/25	1,595,391
500,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Sr Lien, AMT	5.00%	07/01/25	505,361
2,000,000	Phoenix AZ Civic Impt Corp Wtr Sys Rev Junior Lien, Ser A (Pre- refunded maturity 07/01/24)	4.75%	07/01/44	2,011,008
180,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	5.75%	11/15/23	179,976
520,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	520,092
				4,811,828
	California — 1.2%
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Green Bonds Clean Energy Proj, Ser C	5.00%	10/01/24	199,885
2,600,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/31/24) (a) (b)	3.65%	01/01/50	2,585,524
335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	335,065
				3,120,474
	Colorado — 3.3%
350,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora Ref	5.00%	12/01/23	350,320
1,275,000	Arapahoe Cnty CO Sch Dist #5 Cherry Creek Ref & Impt, AGM	2.00%	12/15/23	1,272,182
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/23	400,000
185,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	185,830
1,170,000	CO St Ref Projs, Ser A, COPS	5.00%	09/01/24	1,179,744
2,355,000	CO St Ref UCDHSC Fitzsimons Acad Projs, Ser A, COPS (Pre- refunded maturity 11/01/23)	5.00%	11/01/28	2,355,000
700,000	Denver City & Cnty CO Arpt Rev Ref, Ser C	5.00%	11/15/23	700,286
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	1,999,863
250,000	Leyden Rock Met Dist CO Ref, AGM	5.00%	12/01/23	250,178
				8,693,403
	Connecticut — 2.5%
850,000	Bridgeport CT Ref, Ser C	5.00%	02/15/24	852,441
900,000	CT St Hgr Edu Supplement Loan Auth Rev Chesla Ln Prog, Ser A, AMT	5.00%	11/15/23	900,291

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$2,500,000	CT St Ref, Ser H	5.00%	11/15/23	$2,500,992
2,250,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra Purp, Ser B	5.00%	01/01/24	2,253,985
				6,507,709
	Florida — 4.0%
1,500,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc (Pre-refunded maturity 11/01/23)	6.13%	11/01/43	1,500,000
1,150,000	JEA FL Wtr & Swr Rev Ref, Ser A	5.00%	10/01/24	1,162,037
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	177,075
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Cutler Vista (Mandatory put 09/01/25)	5.00%	03/01/27	755,708
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Emerald Dunes, Ser B (Mandatory put 09/01/25)	4.05%	09/01/26	739,603
2,000,000	Miami-Dade Cnty FL Sch Brd	5.00%	06/18/24	2,012,192
2,000,000	Miami-Dade Cnty FL Sch Brd Ref, Ser B, COPS	5.00%	05/01/24	2,008,129
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/25	1,011,288
600,000	Santa Rosa Cnty Sch Brd, Ser A, AGM, COPS (c)	5.00%	02/01/25	607,329
455,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	457,752
				10,431,113
	Georgia — 5.3%
860,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	870,323
1,170,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/24	1,175,431
480,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/23	480,000
1,000,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	5.00%	11/01/24	1,011,391
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.37%	11/01/52	1,000,000
1,900,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj, 1st Ser (b)	4.20%	07/01/49	1,900,000
1,105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	1,104,885
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	4.00%	12/01/23	499,561
650,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/24	649,683
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	549,537
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	03/01/24	250,153
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/24	499,756
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	09/01/24	250,499
250,000	Main Street Nat Gas Inc GA Gas Sply Rev Var, Ser B (Mandatory put 12/02/24)	4.00%	08/01/49	247,621
2,100,000	Met Atlanta GA Rapid Transit Auth Sales Tax Rev Ref, Ser A	4.00%	07/01/24	2,102,444
1,370,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	1,291,761
				13,883,045
	Hawaii — 1.0%
2,500,000	HI St Arpts Sys Rev Ref, Ser B, AMT	5.00%	07/01/24	2,508,187
	Illinois — 7.6%
230,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/24	230,110
600,000	Chicago IL Ref, Ser A	5.00%	01/01/24	600,057
1,000,000	Chicago IL Ref, Ser C	5.00%	01/01/24	1,000,095

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$165,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/23	$165,000
1,250,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/23	1,250,349
500,000	DuPage & Cook Cntys IL Cmnty Consolidated Sch Dist #181 Hinsdale Ref Sch, Ser B	3.00%	05/01/24	496,607
450,000	DuPage Cnty IL High Sch Dist #88 Ref	4.00%	01/15/24	449,800
2,090,000	IL St, Ser D	5.00%	11/01/24	2,102,519
1,250,000	IL St Fin Auth Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/28	1,260,206
250,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	251,008
1,000,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/25	1,016,856
535,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/24	536,183
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	615,576
1,500,000	IL St Hsg Dev Auth Rev Var Social Bonds, Ser H (Mandatory put 12/01/23)	3.47%	10/01/53	1,498,289
1,000,000	IL St Ref, Ser C	4.00%	03/01/24	998,601
1,240,000	McLean & Woodford Cntys IL Cmnty Unit Sch Dist #5 Ref, Ser A	4.00%	12/01/23	1,239,663
1,805,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	1,804,535
1,000,000	Sales Tax Securitization Corp IL Sr, Ser D	5.00%	01/01/25	1,011,191
2,500,000	Schaumburg IL Ref	4.00%	12/01/23	2,498,915
840,000	Schaumburg IL Ref	4.00%	12/01/24	835,710
				19,861,270
	Indiana — 3.3%
2,500,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (b)	4.30%	12/01/37	2,499,156
3,500,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	3,499,223
275,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	275,460
2,325,000	Johnson Cnty IN	5.50%	12/31/23	2,329,017
				8,602,856
	Iowa — 0.4%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	984,550
	Kansas — 0.6%
150,000	Burlington KS Envrn Impt Rev Ref Kansas City Pwr & Light Co Proj Remk, Ser A	2.95%	12/01/23	149,809
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	998,554
320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III (Pre-refunded maturity 12/15/23)	5.50%	12/15/25	320,476
				1,468,839
	Kentucky — 4.7%
2,500,000	KY St Property & Bldgs Commn Rev Ref Proj #112, Ser B	5.00%	11/01/23	2,500,000
200,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A (c)	5.00%	11/01/24	202,066
200,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A (c)	5.00%	11/01/25	203,409
2,500,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	2,488,170
2,500,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/23	2,499,027
165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	162,150

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$2,665,000	Nthrn KY Wtr Dist Rev Ref, Ser B	4.00%	02/01/25	$2,668,735
1,500,000	Paducah Elec Plant Brd Ref Rev, Ser A, AGM	5.00%	10/01/24	1,510,730
				12,234,287
	Louisiana — 1.5%
1,000,000	LA St, GARVEE	5.00%	09/01/24	1,008,491
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Var American Biocarbon Ct LLC Proj Remk, AMT (Mandatory put 03/22/24)	4.00%	12/01/46	1,494,957
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,169
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	35,394
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	283,151
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,011,353
				3,848,515
	Maine — 0.3%
800,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.12%	08/01/35	790,424
	Maryland — 0.4%
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	937,921
	Massachusetts — 2.5%
2,000,000	MA St College Bldg Auth Ref, Ser D (Pre-refunded maturity 05/01/25)	5.00%	05/01/41	2,035,635
250,000	MA St Dev Fin Agy Hosp Rev Ref Cape Cod Hlthcare Oblig Grp (Pre-refunded maturity 11/15/23)	5.25%	11/15/41	250,117
1,025,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (a)	6.50%	11/15/43	1,025,818
475,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainability Bonds, Ser G	5.00%	07/01/24	476,895
1,275,000	Nauset Regl Sch Dist, BANS	5.00%	05/16/24	1,281,882
1,500,000	Town of Millbury MA, BANS	5.00%	08/30/24	1,512,724
				6,583,071
	Michigan — 0.8%
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Junior Lien Bond, Ser B	5.00%	07/01/24	402,431
500,000	MI St Bldg Auth Rev Var Facs Prog, Ser I-M (b)	4.20%	04/15/58	500,000
560,000	MI St Hosp Fin Auth Ascension Hlth Credit Grp Remk, Ser A-4	5.00%	11/01/23	560,000
545,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser A	5.00%	12/01/23	545,409
				2,007,840
	Minnesota — 2.0%
1,260,000	Dakota Cnty MN Cmnty Dev Agy Mf Hsg Rev REE Aster House Apts Proj Remk	4.13%	06/01/24	1,253,953
1,000,000	MN St Hsg Fin Agy Calvary Ctr Apartments, Ser D	3.65%	02/01/25	985,614
700,000	MN St Hsg Fin Agy Phalen Vlg, Ser E	3.88%	08/01/25	689,316
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,247,101
1,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Var Dale Street Proj (Mandatory put 06/01/24)	3.50%	12/01/25	991,442
				5,167,426

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi — 0.2%
$400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	$401,196
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	100,299
				501,495
	Missouri — 0.8%
625,000	Kansas City MO Spl Oblg MO Projs, Ser A	5.00%	04/01/24	627,403
1,500,000	MO St Pub Util Commn Rev Nts	4.00%	12/01/24	1,490,233
				2,117,636
	Nebraska — 0.6%
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	150,299
1,525,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	1,529,683
				1,679,982
	Nevada — 0.4%
1,000,000	Henderson NV Pub Impt Trust Rev Ref Touro Clg & Univ Sys Oblig Grp (Pre-refunded maturity 07/01/24)	5.50%	01/01/44	1,009,708
	New Jersey — 5.6%
3,000,000	Dover NJ, BANS	5.00%	01/24/24	3,007,615
1,000,000	Evesham Twp NJ, Ser A, BANS	5.00%	09/18/24	1,008,153
2,000,000	Jersey City NJ, Ser C, BANS	5.00%	10/24/24	2,016,641
2,000,000	Margate City NJ, BANS	4.50%	11/29/23	2,000,694
1,170,000	Newark NJ Ref, Ser A, AGM	5.00%	10/01/24	1,179,939
630,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/23	630,000
1,080,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/24	1,086,451
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	255,112
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	100,400
690,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.50%	12/15/23	691,204
180,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser B, AMBAC	5.25%	12/15/23	180,261
525,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.00%	12/15/23	525,609
2,000,000	Robbinsville Twp NJ Mercer Cnty, Ser B, BANS	5.00%	07/11/24	2,013,782
				14,695,861
	New York — 6.3%
2,000,000	Batavia Town NY, BANS	4.75%	03/07/24	2,005,324
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	370,057
1,965,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,817,627
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd General Resolution, Subser CC (b)	4.00%	06/15/53	1,000,000
2,000,000	New York City NY Transitional Fin Auth Future Tax Secured Rev, Ser B-1	5.00%	11/01/24	2,023,565
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	125,000
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	180,000
1,295,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/24	1,298,548
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	255,140
1,500,000	Phelps Clifton Springs NY Centrl Sch Dist, BANS	4.50%	06/28/24	1,503,610
1,595,000	Suffolk Cnty NY, Ser A, BAM	5.00%	06/15/25	1,625,163
1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser A, BANS	5.00%	08/15/24	1,511,909

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,200,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B, BANS	5.00%	12/16/24	$1,213,747
1,500,000	Waterloo NY Centrl Sch Dist, BANS	4.50%	06/28/24	1,501,861
				16,431,551
	North Carolina — 1.8%
1,050,000	NC St Dept Grant Anticipation Rev	5.00%	03/01/25	1,066,442
3,205,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	3,211,936
335,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/24	335,354
				4,613,732
	North Dakota — 0.6%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,458,015
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	49,976
				1,507,991
	Ohio — 2.8%
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	149,890
555,000	Cloverleaf OH Loc Sch Dist, BAM, COPS	3.00%	12/01/23	554,261
1,000,000	Franklin Cnty OH Rev Var CHE Trinity Hlth Cred Grp Remk, Ser OH (Mandatory put 02/01/24) (b)	3.50%	12/01/46	1,000,000
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre- refunded maturity 12/01/23)	5.00%	12/01/45	1,000,850
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	483,452
1,500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser C, AMT (Mandatory put 10/01/24)	2.10%	04/01/28	1,450,356
1,345,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/24	1,347,025
1,400,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	1,417,260
				7,403,094
	Oregon — 2.3%
2,000,000	Lane Cnty OR Sch Dist #4J Eugene (Pre-refunded maturity 06/15/24)	4.00%	06/15/28	2,001,763
1,360,000	OR St Dept of Transprtn Hwy User Tax Rev Sr Lien, Ser A	5.00%	11/15/23	1,360,530
2,500,000	Portland OR Wtr Sys Rev Ref Second Lien, Ser B	5.00%	05/01/25	2,544,544
				5,906,837
	Pennsylvania — 7.5%
465,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/24	466,807
1,250,000	Lancaster Cnty PA Sol Wst Mgmt Auth Sol Wst Disp Rev, Ser A (Pre-refunded maturity 12/15/23)	5.25%	12/15/28	1,251,950
1,340,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,340,000
1,065,000	PA Ref, 1st Ser, AGM	5.00%	09/15/25	1,088,435
1,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Ref Rep Svcs Inc Proj Remk, Ser A-2, AMT (Mandatory put 01/16/24) (b)	4.60%	04/01/34	1,499,679
225,000	PA St Econ Dev Fing Auth UPMC Rev, Ser A-2	5.00%	05/15/24	225,986
260,000	PA St Econ Dev Fing Auth UPMC Rev Ref, Ser B	5.00%	05/15/24	261,139
335,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Subser B	4.00%	12/01/23	334,959
2,580,000	PA St Turnpike Commn Turnpike Rev, Ser A (Forward refunding maturity 12/01/24)	5.00%	12/01/38	2,594,336
1,105,000	Philadelphia PA, Ser B	5.00%	02/01/24	1,107,446
1,250,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/25	1,258,410

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,180,000	Philadelphia PA Redev Auth Ref Neighborhood Transform Preservation Initiative, Ser C	5.00%	04/15/24	$1,183,792
2,000,000	Philadelphia PA Sch Dist Trans, Ser A	5.00%	06/28/24	2,010,132
500,000	Pottsville PA Hosp Auth Hlth Ctr Rev Schuylkill Hlth Sys Proj (a)	6.00%	07/01/24	504,735
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	300,030
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	274,659
785,000	Scranton PA Sch Dist Ref	5.00%	12/01/24	790,605
1,000,000	St Pub Sch Bldg Auth PA Lease Rev Ref Sch Philadelphia Sch Dist Proj, Ser A, BAM	5.00%	06/01/24	1,005,312
2,000,000	Tender Option Bond Trust Receipts / Ctfs Various States JPM Putters Xm1120, AGM (a) (b)	4.07%	10/01/26	2,000,000
				19,498,412
	South Carolina — 2.6%
2,500,000	Cnty Sq Redev Corp SC Installment Pur Rev Greenville Co SC Proj, BANS	5.00%	02/09/24	2,506,403
500,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	505,732
2,750,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev, Ser A (Mandatory put 02/01/24)	4.00%	10/01/48	2,740,647
1,050,000	SC St Ref, Ser B	5.00%	04/01/24	1,054,986
				6,807,768
	Tennessee — 2.1%
750,000	Johnson City TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth, Ser A	5.00%	07/01/24	752,115
2,000,000	Knoxville TN Wstwtr Sys Rev, Ser A	4.00%	04/01/25	2,004,678
500,000	Memphis TN Hlth Eductnl & Hsg Fac Brd Mf Hsg Rev Var Memphis Towers Apts Proj Remk	3.40%	12/01/23	499,508
1,300,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 10/01/24)	5.00%	02/01/50	1,300,237
910,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/24	912,541
				5,469,079
	Texas — 14.2%
2,500,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/23	2,500,282
1,505,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,539,706
1,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/25	1,009,942
650,000	Cypress Fairbanks Indep Sch Dist Ref, Ser A (c)	5.00%	02/15/25	659,439
1,000,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser A	5.00%	11/01/23	1,000,000
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/24	505,158
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	510,327
1,275,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,304,831
1,900,000	Duncanville TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 02/15/25)	5.00%	02/15/36	1,924,194
1,295,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,275,806
1,585,000	Fort Worth TX Wtr & Swr Rev Impt Ref, Ser A	5.00%	02/15/25	1,606,991
400,000	Galveston TX Wharves & Terminal Rev, AMT	5.25%	08/01/24	401,132
250,000	Galveston TX Wharves & Terminal Rev, AMT	5.25%	08/01/25	251,554
1,265,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	1,265,264
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Ref Memorial Hermann Hlth Sys, Ser C-2 (Mandatory put 12/01/24)	5.00%	06/01/32	1,006,825
1,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	5.00%	08/15/25	1,018,412

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$200,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	$200,728
175,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser D	5.00%	11/15/23	175,066
600,000	Houston TX Util Sys Rev Rev Ref First Lien, Ser A	5.00%	11/15/24	607,153
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/24	702,801
1,350,000	Lower Colorado River TX Auth Ref	5.00%	05/15/24	1,357,268
275,000	Mansfield TX Indep Sch Dist Ref, Ser B	5.00%	02/15/25	278,988
1,140,000	Met Transit Auth of Harris Cnty Sales & Use Tax Rev, Ser D	5.00%	11/01/24	1,151,538
2,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 12/01/23) (b)	4.25%	07/01/40	1,999,134
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	430,882
1,200,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref & Impt	5.00%	09/01/24	1,204,004
2,355,000	N TX Tollway Auth Rev Unrefunded Ref Sys 1st Tier, Ser A	5.00%	01/01/24	2,358,664
1,010,000	Pasadena Indep Sch Dist	5.00%	02/15/25	1,024,140
400,000	Port Auth of Houston of Harris Cnty TX Ref First Lien	5.00%	10/01/24	403,864
865,000	Tarrant Cnty TX Hosp Dist	5.00%	08/15/24	872,671
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	856,915
1,000,000	TX Dept of Hsg & Cmnty Affairs Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,004,267
335,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	335,157
575,000	TX St Turnpike Auth Centrl TX Turnpike Sys Rev Unrefunded 1st Tier, Ser A, AMBAC, CABS	(d)	08/15/24	556,145
2,000,000	United TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 08/15/24)	5.00%	08/15/44	2,017,700
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	249,923
1,305,000	Ysleta TX Indep Sch Dist Ref (Pre-refunded maturity 08/15/24)	5.00%	08/15/28	1,315,539
				36,882,410
	Virginia — 0.9%
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	839,337
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	174,786
1,250,000	VA St Clg Bldg Auth Eductnl Facs Rev 21st Century Clg & Equipment Programs, Ser A	5.00%	02/01/24	1,253,606
				2,267,729
	Washington — 2.6%
2,430,000	Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro Elec R Ref, Ser B, AMT (Pre-refunded maturity 07/01/24)	5.00%	01/01/29	2,442,547
1,865,000	King Cnty WA Rural Library Dist Ref	4.00%	12/01/23	1,864,891
1,700,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser B1 (Mandatory put 08/01/24)	5.00%	08/01/49	1,701,613
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/24	350,225
345,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/25	346,287
				6,705,563
	Wisconsin — 0.6%
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	405,345

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	$490,720
700,000	Pub Fin Auth WI Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser A-2, AMT (Mandatory put 02/01/24) (b)	4.13%	10/01/25	700,000
				1,596,065

	Total Investments — 98.5%			256,253,034
	(Cost $257,683,087)
	Net Other Assets and Liabilities — 1.5%			3,975,958
	Net Assets — 100.0%			$260,228,992

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2023, securities noted as such amounted to $10,097,830 or 3.9% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2023. Interest will begin accruing on the security’s first settlement date.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$256,253,034	$—	$256,253,034	$—

*	See Portfolio of Investments for state breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.